Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Inventories Net [Abstract]
Perishables	$ 456,925	$ 487,912	$ 410,266
Non-perishables	2,453,637	2,533,824	2,045,215
Reserve for inventory shrinkage	(39,513)	(42,750)	(135,122)
Inventories, net	$ 2,871,049	$ 2,978,986	$ 2,320,359